Derivative Financial Instruments	6 Months Ended
Jun. 30, 2025
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
11.	DERIVATIVE FINANCIAL INSTRUMENTS

	Group
	Six Months Ended June 30 2025	Year Ended December 31 2024
	US$	US$

Derivative financial liabilities:
Carrying value as at beginning of period	1,171,172	2,137,166
Fair value change of derivative	(276,199)	(1,304,598)
Derivatives embedded in the convertible promissory note issued	-	338,604
Carrying value as at end of period	894,973	1,171,172